Financial Risk Management - Summary of Net Exposure to Interest Rate Risk by Scenario (Detail) - Interest rate risk [member] R$ in Thousands	6 Months Ended
Jun. 30, 2020 BRL (R$)
Disclosure of risk management strategy related to hedge accounting [line items]
Risk	Rate increase
Probable scenario [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Net liability	R$ 4,574
Scenario Two [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Net liability	(29,406)
Scenario Three [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Net liability	R$ (63,386)